UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549

						   FORM 13F

					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2004

Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds     holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Criterion Capital Management, LLC
Address:	One Maritime Plaza, Suite 1460
		San Francisco, CA  94111

Form 13F File Number:	28-10866

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	R. Daniel Beckham
Title:	Chief Operating Officer
Phone:	(415) 834-2417

Signature, Place and Date of Signing:


R. Daniel Beckham		San Francisco, CA		February 14, 2005


Report Type (Check only one.):

_X_	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)

___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)

___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None.

					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	49

Form 13F Information Table Value Total:		344,722 X 1000



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.


<Page

NAME OF ISSUER                   TITLE OF    CUSIP          VALUE      SHARES  SH/  PUT/      INV  OTHER  VOTING AUTH
                                  CLASS                    X1000               PRN  CALL      DISC  MGR  SOLE  SHR NONE

CALL/RIMM(RUPAS)                COM       760975102          21           500  SH   CALL      Sole        500
CALL/RIMM(RUPAE)                COM       760975102          13           525  SH   CALL      Sole        525
PUT/QQQQ(QQCOM)                 COM       631100104        1710         19000  SH   PUT       Sole      19000
SEARS ROEBUCK & CO              COM       812387108        3572         70000  SH             Sole      70000
GOOGLE, INC. CLASS A            COM       38259P508       18161         94202  SH             Sole      94202
ALAMOSA HOLDINGS INCORPORATED   COM       011589108        1247        100000  SH             Sole     100000
EQUINIX INC                     COM       29444U502        4274        100000  SH             Sole     100000
BLACKBAUD INC                   COM       09227Q100        1728        118010  SH             Sole     118010
CAREER EDUCATION CORP           COM       141665109        5800        145000  SH             Sole     145000
ACXIOM CORP                     COM       005125109        3866        147000  SH             Sole     147000
DEX MEDIA, INC.                 COM       25212E100        3719        149000  SH             Sole     149000
COMPUWARE CORP.                 COM       205638109         962        150000  SH             Sole     150000
BUSINESS OBJECTS, S.A.          COM       12328X107        4054        160000  SH             Sole     160000
MARSH & MCLENNAN CO INC         COM       571748102        5429        165000  SH             Sole     165000
ADVENT SOFTWARE INC             COM       007974108        3400        166000  SH             Sole     166000
COMFORT SYSTEMS USA INC         COM       199908104        1276        166200  SH             Sole     166200
INTL GAME TECHNOLOGY            COM       459902102        5845        170000  SH             Sole     170000
SERVICEMASTER COMPANY           COM       81760N109        2413        175000  SH             Sole     175000
AGILE SOFTWARE CORPORATION      COM       00846X105        1634        200000  SH             Sole     200000
TIME WARNER INC.                COM       887317105        4085        210000  SH             Sole     210000
51JOB INCADR                    COM       316827104       11433        220000  SH             Sole     220000
SPECTRASITE, INC.               COM       84761M104       13375        231000  SH             Sole     231000
AFFYMETRIX INC                  COM       00826T108        8772        240000  SH             Sole     240000
OPEN JT STK CO-VIMPEL           COM       68370R109        8999        249000  SH             Sole     249000
ORACLE CORPORATION              COM       68389X105        3567        260000  SH             Sole     260000
APPLERA CORP APPLIED BIOSYSTEMS COM       038020103        5855        280000  SH             Sole     280000
NAVTEQ CORPORATION              COM       63936L100       13769        297000  SH             Sole     297000
SYBASE INC                      COM       871130100        5985        300000  SH             Sole     300000
SPRINT CORP-FONTRACKING STOCK   COM       852061100        7704        310000  SH             Sole     310000
TIBCO SOFTWARE INC.             COM       88632Q103        4336        325000  SH             Sole     325000
CHARTERMAC                      COM       160908109        8371        342500  SH             Sole     342500
JANUS CAP GROUP INC             COM       47102X105        5799        345000  SH             Sole     345000
VERITAS SOFTWARE CORPORATION    COM       923436109        9993        350000  SH             Sole     350000
SYMANTEC CORP                   COM       871503108        9789        380000  SH             Sole     380000
SOHU.COM INC                    COM       83408W103        7792        440000  SH             Sole     440000
CAPITALSOURCE                   COM       14055X102       11474        447000  SH             Sole     447000
UBIQUITEL INC                   COM       903474302        3275        460000  SH             Sole     460000
AMDOCS LIMITEDORDINARY SHARES   COM       G02602103       13519        515000  SH             Sole     515000
AMERICAN TOWER SYSTEMS CL-      COM       029912201        9835        534500  SH             Sole     534500
MICROSOFT CORPORATION           COM       594918104       14696        550000  SH             Sole     550000
CADENCE DESIGN SYSTEMS INC      COM       127387108        9529        690000  SH             Sole     690000
CROWN CASTLE INTL CORP          COM       228227104       12147        730000  SH             Sole     730000
META GROUP INC                  COM       591002100        7948        811880  SH             Sole     811880
TRIZETTO GROUP INC.             COM       896882107        8726        918500  SH             Sole     918500
GIGAMEDIA LIMITED.ORD           COM       Y2711Y104        2529       1397482  SH             Sole    1397482
SIEBEL SYSTEMS INC              COM       826170102       14959       1426000  SH             Sole    1426000
WIND RIVER SYSTEMS LTD          COM       973149107       22588       1667000  SH             Sole    1667000
CENTRA SOFTWARE INC             COM       15234X103        4064       1736900  SH             Sole    1736900
SONUS NETWORKS INC.             COM       835916107       10686       1865000  SH             Sole    1865000


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